Other short-term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
OTHER ACCRUED LIABILITIES [Abstract]
Matching loans from related parties	$ 396,192	$ 378,678
Customer deposits	2,221	3,045
Others	6,465	5,814
Total	$ 404,878	$ 387,537